UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors International Growth Fund

March 31, 2005
COMMON STOCKS	Shares	Value

Australia - 1.73%
Australia and New Zealand Banking Group Limited	300,000	$4,780,541
Westpac Banking Corporation	500,000	7,353,192
		12,133,733
Austria - 1.41%
Erste Bank der oesterreichischen Sparkassen AG	190,000	9,942,684

Belgium - 1.50%
KBC Group NV*	125,000	10,545,418

Canada - 2.06%
EnCana Corporation	130,000	9,179,947
Shoppers Drug Mart Corporation*	160,000	5,337,742
		14,517,689
China - 0.81%
China Mobile (Hong Kong) Limited	1,750,000	5,721,521

France - 9.75%
BNP Paribas	100,000	7,087,558
France Telecom	250,000	7,489,598
Lafarge	60,000	5,812,706
Pernod Ricard	26,200	3,659,515
Publicis Groupe S.A.	115,000	3,531,718
Sanofi-Aventis	100,000	8,436,335
Sanofi-Aventis (A)	27,000	2,277,810
Total S.A.	80,000	18,727,236
VINCI	80,000	11,537,222
		68,559,698
Germany - 11.10%
Allianz Aktiengesellschaft, Registered Shares	145,000	18,423,308
BASF Aktiengesellschaft	110,000	7,796,314
Continental Aktiengesellschaft	115,000	8,903,867
Deutsche Telekom AG, Registered Shares*	500,000	9,992,615
E.ON AG	83,000	7,115,182
Fresenius AG	22,300	2,587,839
Hypo Real Estate Holding AG*	100,000	4,131,923
SAP Aktiengesellschaft	40,000	6,422,249
Siemens AG	160,000	12,630,769
		78,004,066
Greece - 0.96%
Alpha Bank	200,000	6,759,443

Ireland - 2.55%
Anglo Irish Bank Corporation plc (Ireland)	400,000	10,012,068
CRH public limited company	300,000	7,886,449
		17,898,517
Italy - 4.24%
Assicurazioni Generali SpA	160,000	5,166,850
Banco Popolare di Verona e Novara S.c. a r.l.	350,000	6,531,837
Eni S.p.A.	550,000	14,287,299
Saipem S.p.A.	300,000	3,805,105
		29,791,091
Japan - 20.88%
ACOM CO., LTD.	87,000	5,882,764
Asahi Glass Company, Limited	500,000	5,269,539
CREDIT SAISON CO., LTD.	220,000	7,920,164
Canon Inc.	228,000	12,227,196
East Japan Railway Company	1,700	9,132,624
Honda Motor Co., Ltd.	100,000	5,008,394
Hoya Corporation	70,000	7,703,787
INPEX Corporation (A)*	438	2,344,824
Japan Tobacco Inc.	400	4,439,470
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	800	6,939,004
Mitsubishi Corporation	500,000	6,477,336
Mizuho Financial Group, Inc.	750	3,546,447
Nihon Densan Kabushiki Kaisha	70,000	8,715,725
Nikko Cordial Corporation	735,000	3,674,314
Nomura Holdings, Inc.	280,000	3,917,180
ORIX Corporation	57,000	7,267,208
SMC Corporation	31,500	3,563,654
Sega Sammy Holdings Inc.*	140,000	8,513,337
Shinsei Bank, Limited	615,000	3,498,881
Shinsei Bank, Limited (A)*	1,020,000	5,803,022
Taisei Corporation	1,000,000	3,749,300
Tokyo Electric Power Company, Incorporated (The)	150,000	3,637,381
Tokyo Gas Co., Ltd.	1,760,000	7,091,214
Toyota Motor Corporation	280,000	10,419,698
		146,742,463
Mexico - 1.49%
Cemex, S.A. de C.V., ADR	185,000	6,706,250
Grupo Televisa, S.A., GDR	64,100	3,769,080
		10,475,330
Norway - 0.56%
Statoil ASA	230,000	3,913,475

Russia - 0.97%
OAO LUKOIL, ADR	50,000	6,818,750

Singapore - 0.51%
DBS Group Holdings Ltd	400,000	3,610,152

South Korea - 0.92%
LG Chem, Ltd.	160,000	6,459,872

Spain - 3.18%
Enagas, S.A.	450,000	6,863,195
Gestevision Telecinco, S.A.*	225,000	5,234,937
Grupo Ferrovial, S.A.	120,000	6,799,387
Telefonica, S.A.	200,000	3,486,067
		22,383,586
Switzerland - 11.93%
Baloise-Holding, Registered Shares	90,000	4,328,733
Compagnie Financiere Richemont SA	160,000	5,025,512
Credit Suisse Group, Registered Shares*	275,000	11,812,003
Holcim Ltd, Registered Shares	160,000	9,843,580
Nestle S.A., Registered Shares	47,000	12,865,537
Novartis AG, Registered Shares	350,000	16,336,261
Roche Holdings AG, Genussschein	80,000	8,578,837
UBS AG	178,000	15,038,059
		83,828,522
Turkey - 0.32%
Turkiye Garanti Bankasi Anonim Sirketi	600,000	2,275,556

United Kingdom - 17.25%
BP p.l.c.	1,700,000	17,610,251
British Sky Broadcasting Group plc	660,000	7,235,793
Carnival plc	230,000	12,623,025
NEXT plc	300,000	9,019,954
Reckitt Benckiser plc	400,000	12,706,501
Royal Bank of Scotland Group plc (The)	425,000	13,516,710
Smith & Nephew plc	900,000	8,456,206
tesco plc	2,250,000	13,449,193
Vodafone Group Plc	6,800,000	18,043,684
WPP Group plc	755,670	8,598,629
		121,259,946
United States - 0.57%
Inco Limited*	100,000	3,980,000

TOTAL COMMON STOCKS - 94.69%		$665,621,512

(Cost: $543,598,389)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Aluminum - 0.71%
Alcoa Incorporated,
2.82%, 4- 4-05	$5,000	4,998,825

Food and Related - 0.99%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4- 4-05	6,940	6,938,369

Publishing - 0.56%
Tribune Co.,
2.83%, 4-5-05	3,910	3,908,771

Security and Commodity Brokers - 3.05%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
2.86%, 4-1-05	21,470	21,470,000

TOTAL SHORT-TERM SECURITIES - 5.31%		$37,315,965

(Cost: $37,315,965)

TOTAL INVESTMENT SECURITIES - 100.00%		$702,937,477

(Cost: $580,914,354)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the total value of these securities amounted to $10,425,656 or 1.48% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005